EXCHANGEABLE NOTES (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) D
LOANS
Number of consecutive business days		5
Debt instrument measurement period		10
Percentage of average conversion value (percent)		98.00%
Redemption price (Percent)		100.00%
Total issuance costs | $		$ 17,544
Effective interest rate (Percent)		0.59%
Exchangeable senior notes due 2030
LOANS
Principal amount | $	$ 600,000
Interest rate (Percent)	0.00%
Number of trading days		20
Number of consecutive trading days		30
Redemption price (Percent)		100.00%
Exchangeable senior notes due 2030 | Class A ordinary shares
LOANS
Initial exchange rate	10.8655
Initial exchange price (in dollars per share) | $ / shares	$ 92.03
Threshold stock price trigger (Percent)		130.00%